Income Taxes - Summary of Reconciliation of Net Deferred Income Tax Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 2,691	$ 2,187
Merger and acquisitions (Note 4)	29	776
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	177	(273)
Income tax expense (recovery) recognized in net earnings (loss) from discontinued operations	0	(17)
Income tax charge recognized in OCI	2	22
Other	(3)	(4)
Balance, end of year	$ 2,896	$ 2,691